CONSOLIDATED STATEMENT OF INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENT OF INCOME
Interest and similar income	S/ 12,381,664	S/ 11,522,634	S/ 11,030,683
Interest and similar expenses	(3,290,867)	(3,033,529)	(2,959,196)
Net interest, similar income and expenses	9,090,797	8,489,105	8,071,487
Provision for credit losses on loan portfolio	(2,100,091)	(1,814,898)	(2,057,478)
Recoveries of written-off loans	254,155	283,190	268,313
Provision for credit losses on loan portfolio, net of recoveries	(1,845,936)	(1,531,708)	(1,789,165)
Net interest, similar income and expenses, after provision for credit losses on loan portfolio	7,244,861	6,957,397	6,282,322
Other income
Commissions and fees	3,232,781	3,126,857	2,911,408
Net gain on foreign exchange transactions	748,382	737,954	650,228
Net gain on securities	546,814	242,829	760,772
Net gain on derivatives held for trading	6,043	13,262	103,580
Net gain from exchange differences	19,735	16,022	17,394
Others	344,229	273,882	249,197
Total other income	4,897,984	4,410,806	4,692,579
Insurance underwriting result
Net premiums earned	2,419,349	2,091,366	1,875,973
Net claims incurred for life, general and health insurance contracts	(1,554,477)	(1,239,635)	(1,118,304)
Acquisition cost	(365,848)	(380,310)	(269,504)
Total insurance underwriting result	499,024	471,421	488,165
Other expenses
Salaries and employee benefits	(3,411,023)	(3,219,875)	(3,071,020)
Administrative expenses	(2,354,630)	(2,330,044)	(2,158,823)
Depreciation and amortization	(455,032)	(429,122)	(419,975)
Depreciation for right-of-use assets	(177,307)	0	0
Impairment loss on goodwill	0	(38,189)	0
Others	(268,469)	(230,180)	(238,314)
Total other expenses	(6,666,461)	(6,247,410)	(5,888,132)
Profit before income tax	5,975,408	5,592,214	5,574,934
Income tax	(1,623,077)	(1,520,909)	(1,393,286)
Net profit	4,352,331	4,071,305	4,181,648
Attributable to:
Credicorp's equity holders	4,265,304	3,983,865	4,091,753
Non-controlling interest	87,027	87,440	89,895
Net profit for the year	S/ 4,352,331	S/ 4,071,305	S/ 4,181,648
Net basic and dilutive earnings per share attributable to Credicorp's equity holders (in Soles):
Basic	S/ 53.66	S/ 50.13	S/ 51.49
Diluted	S/ 53.53	S/ 49.99	S/ 51.35